Note 7 - Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
7.
Property, Plant and Equipment

The significant components of property, plant and equipment at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor are comprised of the following:

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Land, building and improvements	$23,285	$22,244
Capital leases—land and buildings	827	909
Machinery and equipment	205,797	237,094
Transportation equipment	1,080	3,297
Furniture and office equipment	654	1,486
	231,643	265,030
Less accumulated depreciation	(3,503)	(63,115)
Property, plant and equipment, net	$228,140	$201,915

Depreciation expense for the Successor period from
December 6, 2018
to
January 31, 2019
was
$3.5
million of which approximately all was included in cost of operations. Depreciation expense for the Predecessor periods from
November 1, 2018
to
December 5, 2018
and from
November 1, 2017
to
January 31, 2018
were
$2.1
million and
$4.0
million, respectively, of which approximately all was included in cost of operations. In conjunction with the Business Combination, the basis of all property, plant and equipment was reset at fair value with no
accumulated depreciation as of
December 6, 2018.
As such, there is a significant decline in the accumulated depreciation from
October 1, 2018
to
January 31, 2019.

Note
6.
Property, Plant and Equipment

The significant components of property, plant and equipment as of
October 31, 2018
and
2017,
are as follows:

	2018	2017

Land, buildings and improvements	$22,244,120	$21,986,324
Capital leases—land and buildings	909,250	909,250
Machinery and equipment	237,093,975	199,185,640
Transportation equipment	3,297,160	2,961,147
Furniture and office equipment	1,485,535	888,504
	265,030,040	225,930,865
Less accumulated depreciation	(63,114,600)	(50,388,730)
Property, plant and equipment, net	$201,915,440	$175,542,135

Depreciation expense for the years ended
October 31, 2018,
2017
and
2016,
was
$17,718,814,
$19,338,884
and
$16,635,995,
respectively, of which
$17,033,781,
$18,691,578,
$16,311,540
respectively, was included in cost of operations and
$685,033,
$647,306
and
$324,455
respectively, was included in general and administrative expenses.